QUAKER INVESTMENT TRUST
Quaker Capital Opportunities Fund
Quaker Biotech Pharma-Healthcare Fund
Quaker Mid-Cap Value Fund

Supplement dated June 29, 2007 to the Prospectus dated October 27, 2006

Quaker Capital Opportunities Fund (the “Fund”)

Effective July 1, 2007, Knott Capital Management, the Fund’s sub-adviser, has agreed contractually to permanently reduce its sub-advisory fee from 0.75% to 0.625%, as a percentage of the Fund’s average daily net assets. Accordingly, the Fund’s “Annual Fund Operating Expenses” and the accompanying “Expense Examples” on page 20 of the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C
Management Fees(2)	0.93%	0.93%	0.93%
Distribution (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.42%	0.42%	0.42%
Total Operating Expenses	1.60%	2.35%	2.35%
(2) Management fees include a sub-advisory fee of 0.625% paid to the Fund’s sub-adviser, Knott Capital Management.

Expense Examples
The following examples are intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Expenses of Hypothetical $10,000 Investment in Quaker Capital Opportunities Fund
If you redeem your shares at the end of the period, your expenses for investing in the Fund would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$704	$1,027	$1,373	$2,346
Class B	$738	$1,033	$1,455	$(2)2,412
Class C	$338	$733	$1,255	$2,686

If you did not redeem your shares at the end of the period, your expenses for investing in the Fund would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$704	$1,027	$1,373	$2,346
Class B(1)	$238	$733	$1,255	$(2)2,412
Class C(1)	$238	$733	$1,255	$2,686
(1) Assumes contingent deferred sales charge does not apply
(2) Class B shares automatically convert to Class A Shares once the economic equivalent of the 5.00% sales charge is recovered by the Fund for each investment account, which normally occurs 7 years after purchases; therefore, this amount assumes conversion of Class B Shares to Class A Shares after 7 years lowering your expenses from that time on.

Quaker Biotech Pharma-Healthcare Fund (the “Fund”)

Sectoral Asset Management, Inc., the Fund’s sub-adviser, has agreed contractually to reduce its sub-advisory fee from 0.95% to 0.80%, as a percentage of the Fund’s average daily net assets from July 1, 2007 through December 31, 2008. Accordingly, the Fund’s “Annual Fund Operating Expenses” and the accompanying “Expense Example” on page 26 of the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C
Management Fees(2)	1.45%	1.45%	1.45%
Distribution (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.49%	0.49%	0.49%
Total Operating Expenses	2.19%	2.94%	2.94%
Fee Waiver(2)	0.15%	0.15%	0.15%
Net Operating Expenses	2.04%	2.79%	2.79%
(2) Management fees include a sub-advisory fee of 0.95% paid to the Fund’s sub-adviser, Sectoral Asset Management, Inc. (“Sectoral”). Sectoral has contractually agreed to reduce its advisory fee from 0.95% to 0.80% from July 1, 2007 through December 31, 2008.

Expense Examples
The following examples are intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Expenses of Hypothetical $10,000 Investment in Quaker Biotech Pharma-Healthcare Fund
If you redeem your shares at the end of the period, your expenses for investing in the Fund would be:

	One Year(2)	Three Years	Five Years	Ten Years
Class A	$746	$1,177	$1,641	$2,918
Class B	$782	$1,189	$1,728	$(3)2,986
Class C	$382	$889	$1,528	$3,245

If you did not redeem your shares at the end of the period, your expenses for investing in the Fund would be:

	One Year(2)	Three Years	Five Years	Ten Years
Class A	$746	$1,177	$1,641	$2,918
Class B(1)	$282	$889	$1,528	$(3)2,986
Class C(1)	$282	$889	$1,528	$3,245
(1) Assumes contingent deferred sales charge does not apply
(2) The expense examples reflect the net operating expenses with Sectoral’s sub-advisory fee waiver for the contractual period and the total operating expenses for the remaining period.
(3) Class B shares automatically convert to Class A Shares once the economic equivalent of the 5.00% sales charge is recovered by the Fund for each investment account, which normally occurs 7 years after purchases; therefore, this amount assumes conversion of Class B Shares to Class A Shares after 7 years lowering your expenses from that time on.

Quaker Mid-Cap Value Fund (the “Fund”)

Effective July 1, 2007, Global Capital Management, Inc., the Fund’s sub-adviser, has agreed voluntarily to reduce its sub-advisory fee from 0.75% to 0.70%, as a percentage of the Fund’s average daily net assets. Accordingly, the footnote 2 to the Fund’s “Annual Fund Operating Expenses” table on page 31 of the Prospectus is revised as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
	Class A	Class B	Class C	Institutional Class
Management Fees(2)	1.05%	1.05%	1.05%	1.05%
Distribution (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.39%	0.39%	0.39%	0.39%
Total Operating Expenses	1.69%	2.44%	2.44%	1.44%
(2) Management fees include a sub-advisory fee of 0.75% paid to the Fund’s sub-advisor, Global Capital Management, Inc. (“Global Capital”). Global Capital has voluntarily agreed to reduce its sub-advisory fee from 0.75% to 0.70%. This waiver may be discontinued at any time because it is voluntary.